--------------------------------------------------------------------------------

                                         ANNUAL REPORT, June 30, 1998
           [LOGO]                          CAPPIELLO-RUSHMORE TRUST
                                4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814
                                       (800) 622-1386   (301) 657-1510

--------------------------------------------------------------------------------

Dear Fellow Investor:

    This is the Cappiello-Rushmore Trust's sixth annual report. The Funds' performances for the fiscal year ended June 30, 1998, were as follows:
--------------------------------------------------------------------------------

                            TOTAL RETURN COMPARISON

       (AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 1998)

                                                              SINCE
                                                 ONE YEAR   INCEPTION*
                                                 --------   ----------

          Cappiello-Rushmore Utility Income
          Fund                                     25.55%       9.04%
          Cappiello-Rushmore Growth Fund           20.72%      16.32%
          Cappiello-Rushmore Emerging Growth
          Fund                                     (0.14)%      9.60%
          Standard & Poor's 500 Index              30.17%      22.41%

          *************************************************************
          Cappiello-Rushmore Gold Fund            (33.62)%    (16.21)%
          Philadelphia Exchange Gold & Silver
          Index (XAU)                             (24.98)%    (11.19)%

THE S&P 500 AND PHILADELPHIA EXCHANGE GOLD & SILVER INDICES ARE UNMANAGED INDICES, AND UNLIKE THE FUNDS, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN.

RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. YOUR RETURN AND PRINCIPAL WILL VARY AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

*INCEPTION DATES: OCTOBER 6, 1992 FOR THE EMERGING GROWTH FUND, GROWTH FUND AND UTILITY INCOME FUND; MARCH 7, 1994 FOR THE GOLD FUND.
--------------------------------------------------------------------------------

                                    SUMMARY

    During the past twelve months, the stock market, as measured by the major indices, moved to new all time highs propelled by a still growing economy, falling inflation expectations, and lower interest rates. The effect of the Asian crisis impacted stock prices in October 1997 and in early Spring of 1998 as the second wave of Asian economic woes affected some sectors of the economy. One of the results of this crisis has been the two-tiered nature of the stock market where "size" did count in producing the better investment returns as nervous investors sought liquidity and safety in the large capitalization stocks. Further, individual stock performances seemed to be directly related to size rather than value, earnings growth, or management capability. More remarkable has been foreign investment in the U.S. market. As the Asian crisis began to become apparent about a year ago, it generated a flight of capital from troubled Asian markets into the U.S. and to a lesser extent Europe. Most of this foreign inflow sought liquidity and the money flowed into index funds (in the case of equities) and U.S. Treasury securities. The latter helped to push rates down, particularly on the 30-year Treasury Bond.

                              EMERGING GROWTH FUND

    The Emerging Growth Fund recorded a slightly negative 0.14% investment performance for the fiscal year ended June 30, 1998. This disappointing performance was reflective of the small capitalization stock sector during the twelve months ended June 30, 1998, in which small cap stocks significantly underperformed their larger peers in the big capitalization sector. The last time small companies outperformed the S&P 500 Index was in 1991 and 1992. Since then, the group has lagged the larger stock indices. This lag in smaller stocks has persisted despite the fact that many of these companies have good earnings momentum, established products, capable and seasoned management, and solid balance sheets. Yet, despite these factors, small stocks continued to sell at growing discounts. The answer to the discrepancy seems to be "liquidity" -- the desire of institutional investors to put incoming cash to work in buying the big-capitalization stocks where large amounts of stock can be bought (and sold) without significantly disturbing the price of stocks. "Liquidity" rather than valuation seems to be the rule in investment decisions for the past eight months. Put another way, the stocks comprising the largest 10% of indices like the Dow, the S&P 500 and the Russell 2000 have received the major portion of institutional flows over the past months.

    We ended fiscal 1998 with the portfolio focused in three major sectors: (1) health care related is the largest sector at 22.0% of the portfolio followed by
(2) technology (computer, electronic and telecommunication) and (3) retailing. Since we continue to believe the U.S. health care system is moving to one of managed care, health care stocks now constitute 22.0% of the portfolio. Health care stocks have performed well with our largest position being KV PHARMACEUTICAL CO. (A) showing a cost of $293,949 and a market value of $1,244,375 as of June 30, 1998.

    During the year we sought to reduce risk in the portfolio by positioning more of the Fund into lower P/E stocks. These stocks represent solid values whose price more than adequately discounts any possible earnings disappointments, thereby seeking to limit risk associated with individual securities.

    Among the best performing stocks during the year were FTI CONSULTING, INC. (up 113%), KV PHARMACEUTICAL CO. (A) (up 105%), and IMMUNE RESPONSE CORP. (up 97%). New names in the portfolio in fiscal 1998 are BAY NETWORKS, INC., (up 30%) and STEVEN MADDEN, LTD. (up 27%).

    The Salomon/Smith Barney Emerging Growth Index Stocks are now at price earnings levels not seen since 1979, during the market crash of 1987, and during the 1990 recession. Future prospects for emerging growth stocks look promising, particularly, from these depressed levels. Looking ahead to the next six to twelve months, we believe that the momentum of the earnings growth rate of smaller companies will continue to be favorable. These companies can have an advantage in a growing economy with their unique ability to adapt relatively swiftly to changing conditions. Lower inventories, limited product lines, and leaner management also serve to give small companies strategic flexibility enabling them to respond more rapidly to new opportunities in the marketplace. Additionally, small companies with promising products or services, or that operate in dynamic industries, have the potential for more rapid earnings growth than larger companies. Further, because their international exposure is usually limited, small companies aren't as likely to be affected by fluctuations in earnings from overseas operations. This makes the smaller stock values even more compelling for the balance of 1998 and 1999, particularly in comparison to the slowing growth rates of the large multi-national exporting companies.

    Finally, we continue to be optimistic about the Fund's prospects. Many of our holdings sell at attractive valuations relative to their expected growth rates. For some time, investors have largely failed to fully appreciate the values in the small capitalization sector. However, with a continued moderate economic recovery and low inflation, small niche companies which can increase their earnings and sell at historically low valuations should ultimately be sought by investors.

                                  GROWTH FUND

    The Growth Fund seeks capital appreciation by investing in larger established companies with favorable relationships between price/earnings ratios and growth rates. This approach resulted in a satisfying return of 20.72% for the year marking the fourth consecutive year of double-digit returns. Among the best acting stocks for the year ended June 30, 1998, were FEDERATED DEPARTMENT STORE WARRANTS, CLASS "C" (up 119%), GM HUGHES ELECTRONICS CORPORATION, (up 59%) and AMERICAN EXPRESS COMPANY (up 53%). The largest sector positions are financial services (25.5%), healthcare (11.9%) and computer hardware and equipment (10.1%).

    Larger capitalization stocks fared well during the year, outperforming smaller issues as investors placed a premium on the liquidity of larger stocks reflecting the prevailing economic conditions of slowing (but still growing) corporate earnings, moderately declining interest rates, and healthy fund inflows into stocks. We continue to invest in well managed, growing, and profitable businesses that we believe will benefit from long-term trends such as economic and demographic changes. These trends usually result in increases in demand for products and services and offer profitable business opportunities. One example is the demographic trend of the aging of America. The elderly population is growing much more rapidly than the general population and this group has increasingly required more health care. Consequently, we have focused on health care related stocks which comprise 11.9% of the portfolio. A second trend relates to the "baby boomer" group approaching their forties and early fifties who have gradually recognized the need to save and invest. Our concentration in this area includes finance companies such as AMERICAN EXPRESS CO., FRANKLIN RESOURCES INC., and CHARLES SCHWAB CORP. This sector comprises 25.5% of the portfolio.

    During the year, we added to our telecommunication position with the addition of FRONTIER CORPORATION and to the retail sector with the purchase of TALBOTS, INC.

                              UTILITY INCOME FUND

    The Utility Income Fund is managed to provide shareholders with a relatively high dividend yield. Capital gains growth is a secondary consideration. Nevertheless, for the fiscal year ended, June 30, 1998, the Fund's overall total return was 25.55%, a satisfying mix of both capital appreciation and an above-average dividend yield.

    During the year, we accomplished some diversification from electric utilities into more attractive valuations in telecommunications as well as non-utility sectors. Nevertheless, electric utilities still comprise 46.4% of the portfolio with telecommunication stocks at 22.1% and natural gas at 5.4% of the portfolio. The best performing stocks from June 30, 1997 to June 30, 1998 were ALLTEL CORP. (up 39%), TNP ENTERPRISES INC. (up 33%) and SOUTHERN COMPANY (up 27%).

    We continue to exercise discipline in evaluating utility stocks for purchase, stressing five factors:

    1.  Yield (relative to other utilities and the overall market);

    2.  Company Management (particularly important in a deregulating industry);

    3.  Financial Strength;

    4.  Future Dividend Growth; and

    5.  Level of Risk.

    The uncertainties associated with deregulated markets will continue to pose an operating risk for the electric utility industry. As utilities search for new sectors of profitability, competition for new projects is increasing. Acquisition through privatization is also an alternative to the increasingly competitive domestic power market.

                                   GOLD FUND

    The factors that materially affected performance of the Gold Fund during the fiscal year ended June 30, 1998 were:

    - Market conditions for gold (both bullion gold shares and derivatives relative to these shares) can be characterized as poor for most of the entire fiscal year;

    - The sale and possibilities of future sales of gold bullion by several central banks including Australian (sale) and Switzerland (possible reduction of gold as backing for the Swiss Franc);

    - European Monetary Union (EMU) limited gold backing of new currency and placed no restrictions on future gold reserves;

    - The benign rate of inflation both in the U.S. and abroad, particularly, Europe;

    - Weakness in Asian demand also translated into weakness in foreign purchases of platinum, silver and gold jewelry by Asians as well as weakness in precious metal buying for industrial uses;

    - BRE-X Scandal was a continuing demoralizing event;

    - Inability to raise capital forced marginal companies to abandon projects or close properties;

    - Foreign currency weakness served to limit interest in precious metals.

    In this difficult environment we took steps to lower risks in the portfolio by shifting from the smaller precious metal stocks to larger capitalization and more diversified producers. Reflecting this change, two of our best performing stocks were Stillwater Mining Company (up 22%), and Battle Mountain Gold Co. (up 4%).

    The outlook for precious metals and the Fund's prospects for the fiscal year ending June 30, 1999 is mixed. Some of the negative forces will likely continue in 1999. However, new events and changed perceptions may lead to improved conditions for the industry.

    - The new European Central Bank may place a moratorium (or limit) on the sale of gold by its member nations.

    - Asian stability may develop which could weaken the dollar versus the yen and other currencies leading to a more attractive gold price.

    - Inflation may become a larger force and a fear than in the past several years.

    - Gold production shortfall in 1997 and likely again in 1998 relative to demand should eventually lead to higher price levels. The situation will be magnified as the gold industry lacks financial resources to build production going forward.

    The time will come when the forces of supply and demand come to the fore and will be reinforced with diminishing reliance on paper reserves such as the dollar. In summary, 1999 may see the reversal in the forces that have depressed the price of gold and other precious metals.

                                 MARKET OUTLOOK

    While interest rates remain low and consumer confidence is reaching previous high levels, mutual fund cash inflows have moderated and the momentum in industrial production is unlikely to accelerate. Currently, the overriding issue for the market is the outlook for corporate profits. Profits depend on the outlook for the economy and the extent of the Asian effect over the next six months. Unquestionably, Asia has slowed the economy and corporate profits, particularly in the technology sector. A stronger dollar has also slowed exports. These factors are expected to persist but not enough to produce weakness in other sectors such as business investment. Some counterbalance to this weakness will be consumer spending (which is likely to continue its upward trend), bolstered by "real" wage growth and the refinancing of home mortgages to lower rates. This puts a "floor" under the ground in consumer buying. We believe the underlying environment is still very positive for equities and this should push the market higher in this fiscal year. Slow growth with modest inflation should maintain earnings growth and keep interest rates within a narrow range.

    Finally, we believe it is more important to evaluate each company individually rather than spending substantial time on general market trends. Attempting to forecast the direction or general level of the stock market is difficult, if not impossible. Many of the best investors of this century made a point of not focusing too much on the level of the market. Investors are best served by emphasizing the fundamentals and buying companies with sustainable earnings growth at reasonable valuations. If this is done consistently, relatively good returns should be generated over time.

    As always, thank you for your continued support.

                                                     [SIGNATURE]

                                            Frank A. Cappiello
                                            Chairman, Cappiello-Rushmore Trust
                                            August 14, 1998

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS

JUNE 30, 1998

UTILITY INCOME FUND

------------------------------------------------------
                                             MARKET VALUE
SHARES                                           (NOTE 1)
---------------------------------------------------------
COMMON STOCKS -- 88.0%
BUSINESS SERVICES -- 3.7%
   10,000  Metzler Group, Inc.*              $   366,250
                                             ------------
GAS AND ELECTRIC -- 46.4%
   15,000  Allegheny Energy, Inc.                451,875
   14,000  CMS Energy Corp.                      616,000
   15,540  Interstate Energy Corp.               505,050
   19,360  MarketSpan Corp.                      579,590
   10,000  New Century Energies, Inc.            454,375
   18,000  Potomac Electric Power Co.            451,125
   20,000  Southern Co.                          553,750
   16,000  TNP Enterprises, Inc.                 494,000
   20,000  Washington Water Power Co.            448,750
                                             ------------
                                               4,554,515
                                             ------------
NATURAL GAS DISTRIBUTION -- 5.4%
   20,000  Washington Gas Light Co.              535,000
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.0%
   71,400  Crown American Realty Trust           691,687
                                             ------------
TELECOMMUNICATION -- 22.1%
   10,000  ALLTEL Corp.                          465,000
    5,000  AT&T Corp.                            285,625
   10,000  Bell Atlantic Corp.                   456,250
   10,000  Frontier Corp.                        315,000
   10,000  Southern New England Telecom
             Corp.                               655,000
                                             ------------
                                               2,176,875
                                             ------------
TRANSPORTATION -- 3.4%
    8,650  Sea Containers, Ltd. Class A          330,863
                                             ------------
TOTAL COMMON STOCKS
  (COST $6,209,433)                            8,655,190
                                             ------------
MONEY MARKET FUNDS -- 12.0%
1,180,183  Fund for Government
             Investors (Cost $1,180,183)       1,180,183
                                             ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $7,389,616)                          $ 9,835,373
                                             ------------
                                             ------------

GROWTH FUND

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)
-------------------------------------------------------
COMMON STOCKS -- 87.7%
BEVERAGES -- 5.7%
   17,500  Coca-Cola Co.                  $   1,496,250
                                          -------------
BUSINESS SERVICES -- 5.2%
   12,000  National Data Corp.                  525,000
   22,500  Metzler Group, Inc.*                 824,062
                                          -------------
                                              1,349,062
                                          -------------
COMPUTER HARDWARE AND
EQUIPMENT -- 10.1%
   35,000  Bay Networks, Inc.*                1,128,750
   40,000  Compaq Computer Corp.              1,135,000
   30,000  Western Digital Corp.*               354,375
                                          -------------
                                              2,618,125
                                          -------------
COMPUTER SOFTWARE AND
SERVICES -- 7.0%
   25,000  Platinum Technology, Inc.*           714,063
   15,000  Shared Medical Systems Corp.       1,101,562
                                          -------------
                                              1,815,625
                                          -------------
FINANCIAL SERVICES -- 25.5%
   12,800  American Express Co.               1,459,200
   40,000  Charles Schwab Corp.               1,300,000
   40,000  Franklin Resources, Inc.           2,160,000
   35,000  SLM Holding Corp.                  1,715,000
                                          -------------
                                              6,634,200
                                          -------------
HEALTHCARE -- 11.9%
   30,000  Foundation Health Systems,
             Inc.*                              791,250
   40,000  Mylan Laboratories, Inc.           1,202,500
   15,000  WellPoint Health Networks*         1,110,000
                                          -------------
                                              3,103,750
                                          -------------
MERCHANDISING AND RETAIL -- 5.7%
   30,000  Fleming Companies, Inc.              526,875
  203,900  National Media Corp.*                229,388
   27,600  Talbots, Inc.                        722,775
                                          -------------
                                              1,479,038
                                          -------------
OIL AND GAS -- 2.7%
   22,000  Nuevo Energy Co.*                    706,750
                                          -------------
OIL AND GAS SERVICES -- 4.6%
   60,000  Varco International, Inc.*         1,188,750
                                          -------------

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS

JUNE 30, 1998 (CONTINUED)

GROWTH FUND (CONTINUED)

------------------------------------------------------
                                           MARKET VALUE
SHARES                                         (NOTE 1)
-------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION -- 9.3%
   15,000  AT&T Corp.                     $     856,875
   20,000  Frontier Corp.                       630,000
   20,000  GM Hughes Electronics Corp.*         942,500
                                          -------------
                                              2,429,375
                                          -------------
TOTAL COMMON STOCKS
  (COST $13,847,997)                         22,820,925
                                          -------------
WARRANTS -- 5.6%
   50,000  Federated Department
             Stores, Inc.
             WTS C* (Cost $252,640)           1,465,625
                                          -------------
MONEY MARKET FUNDS -- 6.7%
1,747,705  Fund for Government
             Investors (Cost $1,747,705)      1,747,705
                                          -------------
TOTAL INVESTMENTS -- 100.0%
  (COST $15,848,342)                      $  26,034,255
                                          -------------
                                          -------------

EMERGING GROWTH FUND

------------------------------------------------------
                                             MARKET VALUE
SHARES                                           (NOTE 1)
---------------------------------------------------------
COMMON STOCKS -- 94.8%
BUSINESS SERVICES -- 17.9%
   45,000  Barringer Technologies, Inc.*    $     424,687
   40,000  FTI Consulting, Inc.*                  680,000
    7,000  Metzler Group, Inc.*                   256,375
   20,000  National Data Corp.                    875,000
                                            -------------
                                                2,236,062
                                            -------------
COMPUTER HARDWARE AND
EQUIPMENT -- 7.8%
   30,000  Bay Networks, Inc.*                    967,500
                                            -------------
HEALTHCARE PRODUCTS -- 22.0%
   20,000  Aradigm Corp.*                         270,000
   60,000  Immune Response Corp.*                 900,000
   55,000  KV Pharmaceutical Co., Class A*      1,244,375
   37,000  PolyMedica Corp.*                      333,000
                                            -------------
                                                2,747,375
                                            -------------
LODGING -- 2.7%
   45,000  Candlewood Hotel Co., Inc.*            337,500
                                            -------------
MERCHANDISING AND RETAIL -- 20.7%
   65,000  Braun's Fashion Corp.*                 723,125
   25,000  Jostens, Inc.                          596,875
   40,000  National Media Corp.*                   45,000
   45,000  Paul Harris Stores, Inc.*              596,250
   54,000  Steven Madden, Ltd.*                   624,375
                                            -------------
                                                2,585,625
                                            -------------
OIL AND GAS SERVICES -- 10.0%
   50,000  Bolt Technology Corp.*                 456,250
   35,000  R&B Falcon Corp.*                      791,875
                                            -------------
                                                1,248,125
                                            -------------
TELECOMMUNICATIONS -- 9.5%
   30,000  Able Telecom Holding Corp.*            540,000
   10,000  Comsat Corp.                           285,625
   30,000  P-Com, Inc.*                           274,689
    7,500  REMEC, Inc.*                            85,313
                                            -------------
                                                1,185,627
                                            -------------

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS

JUNE 30, 1998 (CONTINUED)

EMERGING GROWTH FUND (CONTINUED)

------------------------------------------------------
                                             MARKET VALUE
SHARES                                           (NOTE 1)
---------------------------------------------------------
TRANSPORTATION -- 4.2%
   25,000  Hub Group, Inc. Class A*         $     528,125
                                            -------------
TOTAL COMMON STOCKS
  (COST $8,783,611)                            11,835,939
                                            -------------
MONEY MARKET FUNDS -- 5.2%
  642,899  Fund for Government Investors
             (Cost $642,899)                      642,899
                                            -------------
TOTAL INVESTMENTS -- 100.0%
  (COST $9,426,510)                         $  12,478,838
                                            -------------
                                            -------------

GOLD FUND

------------------------------------------------------
                                            MARKET VALUE
SHARES                                          (NOTE 1)
--------------------------------------------------------
COMMON STOCKS -- 87.4%
METALS AND MINING
AFRICA -- 4.5%
   12,000  Ashanti Goldfields Co.           $    97,500
                                            ------------
AUSTRALIA -- 11.1%
    6,000  Lihir Gold, Ltd.*                    146,250
    8,000  WMC, Ltd. (ADR)                       96,000
                                            ------------
                                                242,250
                                            ------------
CANADA -- 34.6%
   12,000  Aber Resources, Ltd.*                105,000
    9,000  Barrick Gold Corp.                   172,688
   16,000  Cambior, Inc.                         94,000
   28,000  Golden Star Resources, Ltd.*          59,500
   32,016  Kinross Gold Corp.*                  104,052
   60,000  Miramar Mining Corp.*                 67,500
    8,000  Placer Dome, Inc.                     94,000
   20,000  TVX Gold, Inc.*                       61,250
                                            ------------
                                                757,990
                                            ------------
UNITED STATES -- 37.2%
   35,000  Battle Mountain Gold Co.             207,812
   20,000  Crown Resources Corp.*                87,500
   15,000  Homestake Mining Co.                 155,625
    4,000  Newmont Mining Corp.                  94,500
   10,000  Stillwater Mining Co.*               271,250
                                            ------------
                                                816,687
                                            ------------
TOTAL COMMON STOCKS
  (COST $2,862,429)                           1,914,427
                                            ------------
MONEY MARKET FUNDS -- 12.6%
  275,144  Fund for Government Investors
             (Cost $275,144)                    275,144
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $3,137,573)                         $ 2,189,571
                                            ------------
                                            ------------

------------------------------
*   NON-INCOME PRODUCING.

ADR AMERICAN DEPOSITORY RECEIPT

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998

                                       UTILITY                      EMERGING
                                     INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND

ASSETS
  Securities at Cost...............  $7,389,616    $15,848,342    $ 9,426,510    $3,137,573
                                     -----------   -------------  -------------  -----------
                                     -----------   -------------  -------------  -----------
  Securities at Value (Note 1).....  $9,835,373    $26,034,255    $12,478,838    $2,189,571
  Receivable for Securities Sold...          --             --      2,712,280            --
  Receivable for Shares Sold.......       2,400        230,604        132,534            --
  Dividends Receivable.............       8,950         12,855             --            --
  Interest Receivable..............       9,796          5,328          3,757           276
                                     -----------   -------------  -------------  -----------
    Total Assets...................   9,856,519     26,283,042     15,327,409     2,189,847
                                     -----------   -------------  -------------  -----------

LIABILITIES
  Investment Advisory Fee
    Payable........................       3,007          9,494          5,921         1,259
  Administration Fee Payable.......       6,013         18,988         11,842         1,800
  Payable for Securities
    Purchased......................          --      1,405,093      1,086,731            --
  Liability for Shares Redeemed....      35,935         18,586         64,330            --
  Dividends Payable................      13,048             --             --            --
                                     -----------   -------------  -------------  -----------
    Total Liabilities..............      58,003      1,452,161      1,168,824         3,059
                                     -----------   -------------  -------------  -----------
NET ASSETS.........................  $9,798,516    $24,830,881    $14,158,585    $2,186,788
                                     -----------   -------------  -------------  -----------
                                     -----------   -------------  -------------  -----------
SHARES OUTSTANDING.................     780,339      1,081,268      1,024,542       468,881
                                     -----------   -------------  -------------  -----------
                                     -----------   -------------  -------------  -----------
NET ASSET VALUE PER SHARE..........      $12.56         $22.96         $13.82         $4.66
                                     -----------   -------------  -------------  -----------
                                     -----------   -------------  -------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

                                    UTILITY                      EMERGING
                                  INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND

INVESTMENT INCOME
  Interest.....................    $  44,376      $  69,194      $  61,633     $  17,818
  Dividends....................      458,182        127,810         25,950        10,804
                                 -------------  -------------  -------------  -----------
    Total Investment Income....      502,558        197,004         87,583        28,622
                                 -------------  -------------  -------------  -----------

EXPENSES
  Investment Advisory Fee (Note
    2).........................       34,737        130,057        100,453        20,816
  Administrative Fee (Note
    2).........................       69,475        260,115        200,907        29,737
  Other Fees...................          185             44            515            49
                                 -------------  -------------  -------------  -----------
    Total Expenses.............      104,397        390,216        301,875        50,602
                                 -------------  -------------  -------------  -----------
NET INVESTMENT INCOME (LOSS)...      398,161       (193,212)      (214,292)      (21,980)
                                 -------------  -------------  -------------  -----------
Net Realized Gain (Loss) on
  Investment Transactions......      508,641      3,356,716      1,678,627      (935,910)
Net Change in Unrealized
  Appreciation/ Depreciation of
  Investments..................    1,300,391      1,303,719     (1,834,311)     (234,352)
                                 -------------  -------------  -------------  -----------
NET GAIN (LOSS) ON
  INVESTMENTS..................    1,809,032      4,660,435       (155,684)   (1,170,262)
                                 -------------  -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS...................    $2,207,193     $4,467,223     $(369,976)   ($1,192,242)
                                 -------------  -------------  -------------  -----------
                                 -------------  -------------  -------------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   UTILITY
                                                 INCOME FUND                GROWTH FUND

                                                      FOR THE YEARS ENDED JUNE 30,

                                              1998         1997          1998          1997
                                          ------------  -----------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $    398,161  $   532,578  $   (193,212) $   (120,259)
  Net Realized Gain (Loss) on Investment
    Transactions........................       508,641      462,173     3,356,716       (90,376)
  Net Change in Unrealized
    Appreciation/Depreciation of
    Investments.........................     1,300,391     (763,657)    1,303,719     2,092,216
                                          ------------  -----------  ------------  ------------
    Net Increase in Net Assets Resulting
      from Operations...................     2,207,193      231,094     4,467,223     1,881,581
                                          ------------  -----------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............      (400,295)    (540,376)           --            --
  From Net Realized Gain on
    Investments.........................            --           --            --      (890,035)
                                          ------------  -----------  ------------  ------------
    Total Distributions to
      Shareholders......................      (400,295)    (540,376)           --      (890,035)
                                          ------------  -----------  ------------  ------------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    16,647,062    2,791,305    29,015,150    24,857,946
  Reinvestment of Distributions.........       321,286      429,181            --       862,676
  Cost of Shares Redeemed...............   (17,782,741)  (9,211,322)  (33,550,866)  (33,589,710)
                                          ------------  -----------  ------------  ------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........      (814,393)  (5,990,836)   (4,535,716)   (7,869,088)
                                          ------------  -----------  ------------  ------------

    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................       992,505   (6,300,118)      (68,493)   (6,877,542)

NET ASSETS -- Beginning of Year.........     8,806,011   15,106,129    24,899,374    31,776,916
                                          ------------  -----------  ------------  ------------
NET ASSETS -- End of Year...............  $  9,798,516  $ 8,806,011  $ 24,830,881  $ 24,899,374
                                          ------------  -----------  ------------  ------------
                                          ------------  -----------  ------------  ------------

SHARES
  Sold..................................     1,393,270      272,300     1,333,472     1,435,617
  Issued in Reinvestment of
    Distributions.......................        26,251       42,219            --        50,332
  Redeemed..............................    (1,485,904)    (892,574)   (1,561,079)   (1,955,558)
                                          ------------  -----------  ------------  ------------
    Net Decrease in Shares..............       (66,383)    (578,055)     (227,607)     (469,609)
                                          ------------  -----------  ------------  ------------
                                          ------------  -----------  ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       EMERGING
                                                                     GROWTH FUND                  GOLD FUND

                                                                           FOR THE YEARS ENDED JUNE 30,

                                                                  1998          1997          1998          1997
                                                              ------------  ------------  ------------  ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................  $   (214,292) $   (363,496) $    (21,980) $    (37,734)
  Net Realized Gain (Loss) on Investment Transactions.......     1,678,627      (650,708)     (935,910)     (527,830)
  Net Change in Unrealized Appreciation/Depreciation of
    Investments.............................................    (1,834,311)     (414,690)     (234,352)   (1,066,830)
                                                              ------------  ------------  ------------  ------------
    Net Decrease in Net Assets Resulting from Operations....      (369,976)   (1,428,894)   (1,192,242)   (1,632,394)
                                                              ------------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain on Investments.....................            --    (5,065,773)           --            --
                                                              ------------  ------------  ------------  ------------

FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.........................    36,436,165    61,065,491    11,756,801    30,042,821
  Reinvestment of Distributions.............................            --     4,754,104            --            --
  Cost of Shares Redeemed...................................   (42,639,433)  (83,578,594)  (11,786,315)  (31,124,263)
                                                              ------------  ------------  ------------  ------------
    Net Decrease in Net Assets Resulting from Share
      Transactions..........................................    (6,203,268)  (17,758,999)      (29,514)   (1,081,442)
                                                              ------------  ------------  ------------  ------------

    TOTAL DECREASE IN NET ASSETS............................    (6,573,244)  (24,253,666)   (1,221,756)   (2,713,836)

NET ASSETS -- Beginning of Year.............................    20,731,829    44,985,495     3,408,544     6,122,380
                                                              ------------  ------------  ------------  ------------
NET ASSETS -- End of Year...................................  $ 14,158,585  $ 20,731,829  $  2,186,788  $  3,408,544
                                                              ------------  ------------  ------------  ------------
                                                              ------------  ------------  ------------  ------------

SHARES
  Sold......................................................     2,329,100     4,123,530     1,893,015     3,355,585
  Issued in Reinvestment of Distributions...................            --       359,071            --            --
  Redeemed..................................................    (2,802,091)   (5,632,148)   (1,909,526)   (3,486,619)
                                                              ------------  ------------  ------------  ------------
    Net Decrease in Shares..................................      (472,991)   (1,149,547)      (16,511)     (131,034)
                                                              ------------  ------------  ------------  ------------
                                                              ------------  ------------  ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   UTILITY INCOME FUND

                                               FOR THE YEARS ENDED JUNE 30,
                            ------------------------------------------------------------------
                                1998           1997          1996         1995         1994
                            ------------   ------------   ----------   ----------   ----------
PER SHARE OPERATING
   PERFORMANCE:
Net Asset Value --
   Beginning of Year......    $10.40         $10.60        $ 9.24       $ 8.39       $10.82
                            ------------   ------------   ----------   ----------   ----------
Income from Investment
   Operations:
  Net Investment Income...      0.47           0.53          0.49         0.55         0.53
  Net Realized and
    Unrealized Gain (Loss)
    on Securities.........      2.17          (0.19)         1.39         0.85        (2.42)
                            ------------   ------------   ----------   ----------   ----------
    Total from Investment
      Operations..........      2.64           0.34          1.88         1.40        (1.89)
                            ------------   ------------   ----------   ----------   ----------
Distributions to
   Shareholders:
  From Net Investment
    Income................     (0.48)         (0.54)        (0.52)       (0.55)       (0.53)
  From Net Realized
    Capital Gain..........        --             --            --           --        (0.01)
                            ------------   ------------   ----------   ----------   ----------
    Total Distributions to
      Shareholders........     (0.48)         (0.54)        (0.52)       (0.55)       (0.54)
                            ------------   ------------   ----------   ----------   ----------
Net Increase (Decrease) in
   Net Asset Value........      2.16          (0.20)         1.36         0.85        (2.43)
                            ------------   ------------   ----------   ----------   ----------
Net Asset Value -- End of
   Year...................    $12.56         $10.40        $10.60       $ 9.24       $ 8.39
                            ------------   ------------   ----------   ----------   ----------
                            ------------   ------------   ----------   ----------   ----------

TOTAL INVESTMENT RETURN...     25.55%          3.39%        20.60%       16.62%      (18.18)%

RATIOS TO AVERAGE NET
   ASSETS:
  Expenses................      1.05%          1.05%         1.05%        1.05%        1.05%
  Net Investment Income...      4.01%          4.88%         4.82%        6.26%        5.21%

SUPPLEMENTARY DATA:
  Portfolio Turnover
    Rate..................     29.45%         17.33%        45.11%      147.04%       26.13%
  Net Assets at End of
    Year (000's
    omitted)..............    $9,799         $8,806       $15,106      $17,151       $9,117
  Number of Shares
    Outstanding at End of
    Year (000's
    omitted)..............       780            847         1,425        1,855        1,086
--------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               GROWTH FUND

                                                       FOR THE YEARS ENDED JUNE 30,
                                    ------------------------------------------------------------------
                                        1998           1997          1996         1995         1994
                                    ------------   ------------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Year..........................    $19.02         $17.87        $14.64       $11.05       $10.63
                                    ------------   ------------   ----------   ----------   ----------
  Income from Investment
    Operations:
    Net Investment Income
      (Loss)......................     (0.18)         (0.09)        (0.07)        0.01        (0.02)
    Net Realized and Unrealized
      Gain on Securities..........      4.12           1.83          3.30         3.60         0.44
                                    ------------   ------------   ----------   ----------   ----------
      Total from Investment
        Operations................      3.94           1.74          3.23         3.61         0.42
                                    ------------   ------------   ----------   ----------   ----------
  Distributions to Shareholders:
    From Net Investment Income....        --             --            --        (0.02)          --
    From Net Realized Capital
      Gain........................        --          (0.59)           --           --           --
                                    ------------   ------------   ----------   ----------   ----------
      Total Distributions to
        Shareholders..............        --          (0.59)           --        (0.02)          --
                                    ------------   ------------   ----------   ----------   ----------
  Net Increase in Net Asset
    Value.........................      3.94           1.15          3.23         3.59         0.42
                                    ------------   ------------   ----------   ----------   ----------
  Net Asset Value -- End of
    Year..........................    $22.96         $19.02        $17.87       $14.64       $11.05
                                    ------------   ------------   ----------   ----------   ----------
                                    ------------   ------------   ----------   ----------   ----------

TOTAL INVESTMENT RETURN...........     20.72%         10.10%        22.06%       32.65%        3.99%

RATIOS TO AVERAGE NET ASSETS:
  Expenses........................      1.50%          1.50%         1.50%        1.50%        1.50%
  Net Investment Income (Loss)....     (0.74)%        (0.46)%       (0.41)%       0.12%       (0.18)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.........     65.08%         41.93%        74.50%       70.89%      119.03%
  Net Assets at End of Year (000's
    omitted)......................   $24,831        $24,899       $31,777      $19,337       $9,993
  Number of Shares Outstanding at
    End of Year (000's omitted)...     1,081          1,309         1,778        1,321          904
----------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       EMERGING GROWTH FUND

                                                                                   FOR THE YEARS ENDED JUNE 30,
                                                                 ----------------------------------------------------------------
                                                                    1998          1997          1996         1995         1994
                                                                 -----------   -----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year.........................    $13.84        $16.99       $14.96       $10.41       $11.32
                                                                 -----------   -----------   ----------   ----------   ----------
  Income from Investment Operations:
    Net Investment Loss........................................     (0.21)        (0.24)       (0.16)       (0.08)       (0.10)
    Net Realized and Unrealized Gain (Loss) on Securities......      0.19(A)      (0.24)        2.30         4.63        (0.69)
                                                                 -----------   -----------   ----------   ----------   ----------
      Total from Investment Operations.........................     (0.02)        (0.48)        2.14         4.55        (0.79)
                                                                 -----------   -----------   ----------   ----------   ----------
  Distributions to Shareholders:
    From Net Realized Capital Gain.............................        --         (2.67)       (0.11)          --        (0.12)
                                                                 -----------   -----------   ----------   ----------   ----------
  Net Increase (Decrease) in Net Asset Value...................     (0.02)        (3.15)        2.03         4.55        (0.91)
                                                                 -----------   -----------   ----------   ----------   ----------
  Net Asset Value -- End of Year...............................    $13.82        $13.84       $16.99       $14.96       $10.41
                                                                 -----------   -----------   ----------   ----------   ----------
                                                                 -----------   -----------   ----------   ----------   ----------

TOTAL INVESTMENT RETURN........................................     (0.14)%       (2.15)%      14.36%       43.71%       (7.31)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.....................................................      1.50%         1.50%        1.50%        1.50%        1.50%
  Net Investment Loss..........................................     (1.07)%       (1.20)%      (0.98)%      (0.61)%      (0.85)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate......................................    121.20%        66.16%      121.22%       96.11%      128.13%
  Net Assets at End of Year (000's omitted)....................   $14,159       $20,732      $44,985      $36,606      $18,133
  Number of Shares Outstanding at End of Year (000's
    omitted)...................................................     1,025         1,498        2,647        2,447        1,742
---------------------------------------------------------------

     (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   GOLD FUND

                                                                                         FOR THE YEARS ENDED JUNE 30,
                                                                              ---------------------------------------------------
                                                                                 1998          1997          1996         1995
                                                                              -----------   -----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................................    $ 7.02        $ 9.93       $ 9.89       $ 9.52
                                                                              -----------   -----------   ----------   ----------
  Income from Investment Operations:
    Net Investment Loss.....................................................     (0.05)        (0.08)       (0.06)       (0.05)
    Net Realized and Unrealized Gain (Loss) on Securities...................     (2.31)        (2.83)        0.10         0.42
                                                                              -----------   -----------   ----------   ----------
      Total from Investment Operations......................................     (2.36)        (2.91)        0.04         0.37
                                                                              -----------   -----------   ----------   ----------
  Distributions to Shareholders:
      Total Distributions to Shareholders...................................        --            --           --           --
                                                                              -----------   -----------   ----------   ----------
  Net Increase (Decrease) in Net Asset Value................................     (2.36)        (2.91)        0.04         0.37
                                                                              -----------   -----------   ----------   ----------
  Net Asset Value -- End of Period..........................................    $ 4.66        $ 7.02       $ 9.93       $ 9.89
                                                                              -----------   -----------   ----------   ----------
                                                                              -----------   -----------   ----------   ----------

TOTAL INVESTMENT RETURN.....................................................    (33.62)%      (29.31)%       0.40%        3.89%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................................      1.70%         1.70%        1.70%        1.70%
  Net Investment Loss.......................................................     (0.74)%       (0.76)%      (0.59)%      (0.51)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................................     56.49%       108.47%       59.06%       51.23%
  Net Assets at End of Period (000's omitted)...............................    $2,187        $3,409       $6,122       $6,796
  Number of Shares Outstanding at End of Period (000's omitted).............       469           485          616          687
----------------------------------------------------------------------------

                                                                                FOR THE
                                                                              PERIOD ENDED
                                                                                JUNE 30,
                                                                                 1994*
                                                                              ------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................................    $10.00
                                                                                ------
  Income from Investment Operations:
    Net Investment Loss.....................................................     (0.01)
    Net Realized and Unrealized Gain (Loss) on Securities...................     (0.47)
                                                                                ------
      Total from Investment Operations......................................     (0.48)
                                                                                ------
  Distributions to Shareholders:
      Total Distributions to Shareholders...................................        --
                                                                                ------
  Net Increase (Decrease) in Net Asset Value................................     (0.48)
                                                                                ------
  Net Asset Value -- End of Period..........................................    $ 9.52
                                                                                ------
                                                                                ------
TOTAL INVESTMENT RETURN.....................................................     (4.80)%(A)
RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................................      1.68%(B)
  Net Investment Loss.......................................................     (0.25)%(B)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................................     22.85%
  Net Assets at End of Period (000's omitted)...............................    $6,395
  Number of Shares Outstanding at End of Period (000's omitted).............       672
----------------------------------------------------------------------------

     (A) Total Investment Return for periods of less than one year are not annualized.

     (B) Annualized

   *FROM COMMENCEMENT OF OPERATIONS MARCH 7, 1994

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998

1. Significant Accounting Policies

    Cappiello-Rushmore Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios (the "Funds"), each with a different investment objective. As of March 10, 1998, shares of the Gold Fund are no longer available for new purchases. Existing shareholders may continue to hold previously purchased shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income, if any, and realized capital gains to their shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

    The Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

    Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. The Trust has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 1998.

    Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

3. Securities Transactions

    For the year ended June 30, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                            UTILITY                      EMERGING
                                                          INCOME FUND    GROWTH FUND    GROWTH FUND    GOLD FUND
                                                         -------------  -------------  -------------  -----------
Purchases..............................................   $ 2,663,190    $15,999,457    $22,434,627    $1,515,774
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------
Sales..................................................   $ 3,843,956    $19,285,494    $29,687,678    $1,648,460
                                                         -------------  -------------  -------------  -----------
                                                         -------------  -------------  -------------  -----------

4. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation (depreciation) as of June 30, 1998 based on the cost for Federal income tax purposes is as follows:

                                            UTILITY                      EMERGING
                                          INCOME FUND   GROWTH FUND    GROWTH FUND     GOLD FUND
                                          -----------   ------------   ------------   -----------
Gross Unrealized Appreciation...........  $2,420,920    $10,902,430    $ 3,469,434    $   150,975
Gross Unrealized Depreciation...........      (6,188)      (716,517)      (445,860)    (1,184,149)
                                          -----------   ------------   ------------   -----------
Net Unrealized Appreciation
  (Depreciation)........................  $2,414,732    $10,185,913    $ 3,023,574    $(1,033,174)
                                          -----------   ------------   ------------   -----------
                                          -----------   ------------   ------------   -----------
Cost of Investments for Federal Income
  Tax Purposes..........................  $7,420,641    $15,848,342    $ 9,455,264    $ 3,222,745
                                          -----------   ------------   ------------   -----------
                                          -----------   ------------   ------------   -----------

5. Net Assets

    At June 30, 1998 net assets consisted of the following:

                                            UTILITY                      EMERGING
                                          INCOME FUND   GROWTH FUND    GROWTH FUND     GOLD FUND
                                          -----------   ------------   ------------   ------------
Paid-in-Capital.........................  $7,030,653    $11,381,291    $11,394,732    $  5,539,021
Undistributed Net Investment Income.....         191             --             --              --
Accumulated Net Realized Gain (Loss) on
  Investments...........................     321,915      3,263,677       (288,475)     (2,404,231)
Net Unrealized Appreciation
  (Depreciation) on Investments.........   2,445,757     10,185,913      3,052,328        (948,002)
                                          -----------   ------------   ------------   ------------
Net Assets..............................  $9,798,516    $24,830,881    $14,158,585    $  2,186,788
                                          -----------   ------------   ------------   ------------
                                          -----------   ------------   ------------   ------------

6. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains are reclassified to paid-in-capital. As of June 30, 1998, net investment loss and accumulated net realized loss were reclassified to paid-in-capital as follows:

                                                      EMERGING
                                           GROWTH      GROWTH
                                            FUND        FUND       GOLD FUND
                                          ---------   ---------   -----------
Net Investment Loss.....................  $193,212    $214,292    $   21,980
Expiration of Capital Loss Carryovers...        --          --     1,010,282

                                                        CAPPIELLO-RUSHMORE TRUST
--------------------------------------------------------------------------------

    At June 30, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                          EMERGING
                                           GROWTH
EXPIRES JUNE 30,                            FUND       GOLD FUND
----------------------------------------  ---------   -----------
2000....................................        --    $  434,866
2001....................................        --       281,566
2005....................................  $259,721       648,259
2006....................................        --       954,368
                                          ---------   -----------
      Total.............................  $259,721    $2,319,059
                                          ---------   -----------
                                          ---------   -----------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
of Cappiello-Rushmore Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Utility Income, Growth, Emerging Growth and Gold Funds of Cappiello-Rushmore Trust as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Utility Income, Growth, Emerging Growth, and Gold Funds of Cappiello-Rushmore Trust as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

             [SIGNATURE]

Washington, DC
August 7, 1998

--------------------------------------------------------------------------------